CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Investments in associates and joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
At the beginning of the year	$ 63,273	$ 53,316
Losses for the year	(12,777)	(5,014)
Reduction of interest in associate	(28,482)
Dividends from associates	(1,236)	(3,268)
Acquisitions		18,239
Currency translation adjustments	(4,181)
At the end of the year	$ 16,597	$ 63,273